Schedule of Assets and Liabilities Measured at Fair Value (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 05, 2025	Jun. 16, 2025
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Digital assets	$ 313,378,000	$ 441,791,316
Derivative liabilities		428,236
Convertible notes payable		2,278,940	$ 235,000,000
Convertible notes payable	23,000	2,279,000
Convertible notes payable	313,401,000	444,497,000
Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Digital assets	313,378,000	441,791,316
Derivative liabilities
Convertible notes payable
Convertible notes payable	313,378,000	441,791,000
Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Digital assets
Derivative liabilities
Convertible notes payable
Convertible notes payable
Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Digital assets
Derivative liabilities		428,236
Convertible notes payable	23,000	2,278,940
Convertible notes payable	$ 23,000	$ 2,706,000